Shareholder Report, Holdings (Details)	May 31, 2025
C000190788 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190788 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000190788 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000190788 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000190788 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000190788 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000190788 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000190788 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000026165 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026165 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026165 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000026165 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026165 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000026165 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000026165 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000026165 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000026164 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026164 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026164 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000026164 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026164 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000026164 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000026164 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000026164 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000157044 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157044 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157044 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000157044 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157044 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000157044 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000157044 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000157044 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000026110 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026110 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026110 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000026110 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026110 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000026110 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026110 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026110 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000157041 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157041 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157041 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000157041 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157041 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000157041 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000157041 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000157041 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000157042 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157042 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157042 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000157042 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157042 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000157042 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000157042 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000157042 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000157043 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000157043 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157043 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000157043 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157043 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000157043 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000157043 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000157043 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000026109 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026109 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026109 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000026109 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026109 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000026109 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026109 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026109 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000026108 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026108 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026108 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000026108 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026108 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000026108 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026108 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026108 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	66.80%